FINANCIAL OBLIGATIONS - Interbank borrowings, overnight funds - Additional information (Details) - COP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of deposits from financial obligations [abstract]
Simultaneous and repo operations	$ 5,648,747	$ 9,158,585
Guaranteed with Investments	$ 17,040,358	$ 16,874,942